Document and Entity Information	Aug. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 01, 2024
Entity File Number	001-37763
Entity Registrant Name	TURNING POINT BRANDS, INC.
Entity Central Index Key	0001290677
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-0709285
Entity Address, Address Line One	5201 Interchange Way
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40229
City Area Code	502
Local Phone Number	778-4421
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	TPB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false